UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-07388_

 Value Line Emerging Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, 21st Floor, New York, N.Y. 10036
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number: 212-907-1900

Date of fiscal year end: March 31

Date of reporting period: September 30, 2011

Item I.  Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 9/30/11 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management	S E M I - A N N U A L R E P O R T
	7 Times Square 21st Floor	S e p t e m b e r 3 0 , 2 0 1 1
New York, NY 10036-6524

DISTRIBUTOR	EULAV Securities LLC
7 Times Square 21st Floor
New York, NY 10036-6524

CUSTODIAN BANK	State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

SHAREHOLDER	State Street Bank and Trust Co.	Value Line Emerging Opportunities Fund, Inc.
SERVICING AGENT	c/o BFDS
P.O. Box 219729
Kansas City, MO 64121-9729

INDEPENDENT	PricewaterhouseCoopers LLP
REGISTERED PUBLIC	300 Madison Avenue
ACCOUNTING FIRM	New York, NY 10017

LEGAL COUNSEL	Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807-0272

DIRECTORS	Mitchell E. Appel
Joyce E. Heinzerling
Francis C. Oakley
David H. Porter
Paul Craig Roberts
Nancy-Beth Sheerr
Daniel S. Vandivort

OFFICERS	Mitchell E. Appel
President
Michael J. Wagner
Chief Compliance Officer
Emily D. Washington
Treasurer and Secretary

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#00082464

Value Line Emerging Opportunities Fund, Inc.

To Our Value Line Emerging

To Our Shareholders (unaudited):

Enclosed is your semi-annual report for the six months ended September 30, 2011. We encourage you to carefully review this report, which includes economic observations, your Fund’s performance data and highlights, schedule of investments, and financial statements.

The Value Line Emerging Opportunities Fund (the “Fund”) had a total return of -13.97% for the six-month period. That compared with a total return of -23.12% for the Russell 2000 Index(1), a benchmark of small-capitalization stocks. Versus the benchmark, the Fund benefited from superior stock selection in the Information Technology, Healthcare and Consumer Staples sectors. Statistics from Morningstar, the independent mutual fund advisory service, show that your Fund has consistently been less volatile than the average fund in its category over time, as measured by standard deviation of returns. That again proved true during the recent difficult stock market conditions.

Our disciplined investment strategy has served your Fund well. We invest primarily in higher-quality stocks, those that represent financially strong companies with solid records of consistent growth in both earnings and stock price, built upon enviable stables of proprietary products. At the same time, we limit trading costs by sticking with these proven winners for as long as merited by their performance. Annual portfolio turnover has averaged a moderate 15% over the past five years. For every holding, however, we closely monitor quarterly earnings reports and relative stock price momentum for any signs of sub-par performance. We will not hesitate to sell when a leader transforms into a laggard, prompting the replacement of the issue in the portfolio with a company that shows superior operating and stock price momentum.

The Fund is well diversified with about 175 stockholdings across a wide variety of industries. We generally invest less than 1/2 of 1% of assets in any new holding, though successful investments can then grow to well over 1% of assets.

We believe our time-tested discipline will continue to serve your Fund well. At the helm is the same portfolio manager who has piloted the Fund since 1998.

Thank you for your continued confidence in us.

Sincerely,

/s/ Mitchell Appel
Mitchell Appel, President

/s/ Stephen E. Grant
Stephen E. Grant, Portfolio Manager

(1) The Russell 2000 Index is representative of the smaller capitalization stocks traded in the United States. This is an unmanaged index and does not reflect charges, expenses, or taxes, so it is not possible to invest in this Index.

Value Line Emerging Opportunities Fund, Inc.

Opportunities Fund Shareholders

Economic Highlights (unaudited)

The first half of 2011 saw the broad U.S. stock market rising on the heels of strengthening corporate profits. The S&P 500 returned 6% for the first six months of the year despite significant global economic concerns. Several members of the European Union continued to face a serious debt crisis including Greece, Portugal, Ireland, and Spain. Further, the nuclear disaster in Japan and the geopolitical upheaval in commodity markets added to investor concerns. At home, disappointing job growth in the United States kept the national unemployment rate firmly above 9% for the second quarter.

By mid-year there was mounting evidence that the U.S. recovery had slowed to a crawl. Consumer spending, which accounts for roughly 70% of economic activity, declined in June for the first time in 2 years. First quarter GDP was up by only 0.4%, and second quarter GDP growth was only modestly better at 1.3%. Employment growth in July lagged June numbers, and it was reported that the level of new factory orders decreased. By August, only 58% of the population was working, the lowest level in nearly 3 decades. Housing prices remained almost uniformly weak.

Much of the summer was consumed by the drama of the U.S. debt ceiling negotiations, resulting in an 11th hour deal that appears to satisfy few constituents. It surely did not satisfy Standard & Poors who felt that the $2.1 trillion deficit reduction over 10 years was insufficient to solve the country’s debt problem. The rating agency proceeded to downgrade U.S. Treasury debt from AAA to AA+. This downgrade did not affect short-term Treasuries. Within a few days the rating agency imposed the same rating cut on the long-term debt of several U.S. Agencies including Fannie Mae and Freddie Mac. The other major rating agencies, Moody’s and Fitch, maintained AAA ratings for U.S. Treasury debt as well as for the U.S. Agencies. Investor confidence plunged on the heels of the debt ceiling debacle and the U.S. Treasury debt downgrade. Returns for the S&P 500 turned negative in August giving up its returns for the year.

The bond market rallied as stocks took a dive. Yields fell and prices rose across fixed income markets as investors looked for safer havens. Despite the rating downgrade, investor demand for Treasuries soared, and by early September, 10-year Treasury note yields had fallen to an all-time low of 1.90%. This downward pressure on Treasury yields came largely from an employment report showing no new jobs being added in August. While modestly better job creation was reported in September, it was not enough to move the unemployment level below 9.1%.

Value Line Emerging Opportunities Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2011 through September 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.
			Expenses
	Beginning	Ending	paid during
	account value	account value	period 4/1/11
	4/1/11	9/30/11	thru 9/30/11*
Actual	$1,000.00	$860.31	$5.74
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$6.23

*
Expenses are equal to the Fund’s annualized expense ratio of 1.23% multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

Value Line Emerging Opportunities Fund, Inc.

Portfolio Highlights at September 30, 2011 (unaudited)

Ten Largest Holdings
			Percentage of
Issue	Shares	Value	Net Assets
Alexion Pharmaceuticals, Inc.	88,000	$5,637,280	2.2%
Waste Connections, Inc.	154,500	$5,225,190	2.1%
ANSYS, Inc.	95,726	$4,694,403	1.9%
LKQ Corp.	192,000	$4,638,720	1.8%
South Jersey Industries, Inc.	91,400	$4,547,150	1.8%
Gardner Denver, Inc.	70,400	$4,473,920	1.8%
AptarGroup, Inc.	95,200	$4,252,584	1.7%
Arch Capital Group Ltd.	129,900	$4,244,482	1.7%
ITC Holdings Corp.	51,000	$3,948,930	1.6%
Stifel Financial Corp.	136,500	$3,625,440	1.4%
Asset Allocation – Percentage of Net Assets

Equity Sector Weightings – Percentage of Total Investment Securities

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)	September 30, 2011

Shares		Value
COMMON STOCKS (98.4%)
	CONSUMER DISCRETIONARY (13.6%)
28,600	Arbitron, Inc.	$946,088
2,000	BJ’s Restaurants, Inc. *	88,220
81,000	Brinker International, Inc.	1,694,520
16,500	Buckle, Inc. (The)	634,590
14,400	Buffalo Wild Wings, Inc. *	861,120
6,200	Chipotle Mexican Grill, Inc. *	1,878,290
29,000	Crocs, Inc. *	686,430
93,000	Ctrip.com International Ltd. ADR *	2,990,880
71,000	Domino’s Pizza, Inc. *	1,934,750
24,000	DSW, Inc. Class A	1,108,320
10,000	Genesco, Inc. *	515,300
28,000	Hanesbrands, Inc. *	700,280
7,000	John Wiley & Sons, Inc. Class A	310,940
40,000	Life Time Fitness, Inc. *	1,474,000
192,000	LKQ Corp. *	4,638,720
14,800	Monro Muffler Brake, Inc.	487,956
29,400	O’Reilly Automotive, Inc. *	1,958,922
4,000	Peet’s Coffee & Tea, Inc. *	222,560
15,000	Penn National Gaming, Inc. *	499,350
2,000	Pool Corp.	52,360
50,000	PVH Corp.	2,912,000
32,000	Signet Jewelers Ltd. *	1,081,600
8,400	Strayer Education, Inc.	644,028
69,000	Warnaco Group, Inc. (The) *	3,180,210
82,750	Wolverine World Wide, Inc.	2,751,438
		34,252,872

	CONSUMER STAPLES (4.3%)
11,000	B&G Foods, Inc.	183,480
13,000	Casey’s General Stores, Inc.	567,450
42,000	Church & Dwight Co., Inc.	1,856,400
179,700	Flowers Foods, Inc.	3,496,962
14,000	Green Mountain Coffee Roasters, Inc. *	1,301,160
21,000	Hansen Natural Corp. *	1,833,090
42,000	Ruddick Corp.	1,637,580
		10,876,122

	ENERGY (3.9%)
32,000	Core Laboratories N.V.	2,874,560
28,000	CVR Energy, Inc. *	591,920
82,000	Oceaneering International, Inc.	2,897,880

Shares		Value
40,000	Rex Energy Corp. *	$506,000
29,000	Rosetta Resources, Inc. *	992,380
20,000	Superior Energy Services, Inc. *	524,800
42,000	World Fuel Services Corp.	1,371,300
		9,758,840

	FINANCIALS (8.0%)
7,400	Affiliated Managers Group, Inc. *	577,570
2,000	Allied World Assurance Co. Holdings AG	107,420
129,900	Arch Capital Group Ltd. *	4,244,482
12,000	DFC Global Corp. *	262,200
21,400	Equity Lifestyle Properties, Inc. REIT	1,341,780
10,000	Equity One, Inc. REIT	158,600
67,000	EZCORP, Inc. Class A *	1,912,180
30,800	First Cash Financial Services, Inc. *	1,292,060
11,874	First Financial Bankshares, Inc.	310,624
5,000	Portfolio Recovery Associates, Inc. *	311,100
45,300	ProAssurance Corp.	3,262,506
46,200	RLI Corp.	2,937,396
136,500	Stifel Financial Corp. *	3,625,440
		20,343,358

	HEALTH CARE (9.5%)
70,000	Akorn, Inc. *	546,700
88,000	Alexion Pharmaceuticals, Inc. *	5,637,280
6,400	C.R. Bard, Inc.	560,256
33,800	Catalyst Health Solutions, Inc. *	1,949,922
2,600	Computer Programs & Systems, Inc.	171,990
8,200	Gentiva Health Services, Inc. *	45,264
16,500	Haemonetics Corp. *	964,920
21,800	Henry Schein, Inc. *	1,351,818
30,600	HMS Holdings Corp. *	746,334
29,400	IDEXX Laboratories, Inc. *	2,027,718
14,000	Magellan Health Services, Inc. *	676,200
14,000	MAKO Surgical Corp. *	479,080
14,000	MWI Veterinary Supply, Inc. *	963,480
7,000	Orthofix International N.V. *	241,570

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

September 30, 2011

Shares		Value
54,000	Owens & Minor, Inc.	$1,537,920
18,800	Pharmasset, Inc. *	1,548,556
19,000	Quality Systems, Inc.	1,843,000
13,000	SXC Health Solutions Corp. *	724,100
11,000	Techne Corp.	748,110
9,800	United Therapeutics Corp. *	367,402
13,400	Volcano Corp. *	397,042
13,600	West Pharmaceutical Services, Inc.	504,560
		24,033,222

	INDUSTRIALS (30.5%)
46,800	Acacia Research - Acacia Technologies *	1,684,332
48,000	Actuant Corp. Class A	948,000
62,200	Acuity Brands, Inc.	2,241,688
8,100	Advisory Board Co. (The) *	522,693
88,050	AMETEK, Inc.	2,903,008
33,200	AZZ, Inc.	1,287,164
7,400	BE Aerospace, Inc. *	245,014
2,000	Carlisle Companies, Inc.	63,760
12,000	Ceradyne, Inc. *	322,680
30,000	Chart Industries, Inc. *	1,265,100
65,000	CLARCOR, Inc.	2,689,700
18,000	Clean Harbors, Inc. *	923,400
21,000	Colfax Corp. *	425,460
85,000	EnerSys *	1,701,700
23,000	EnPro Industries, Inc. *	682,640
64,200	Esterline Technologies Corp. *	3,328,128
14,000	Flowserve Corp.	1,036,000
70,400	Gardner Denver, Inc.	4,473,920
55,700	Genesee & Wyoming, Inc. Class A *	2,591,164
45,900	Geo Group, Inc. (The) *	851,904
12,800	Graco, Inc.	436,992
73,437	HEICO Corp.	3,616,038
66,800	HUB Group, Inc. Class A *	1,888,436
54,400	IDEX Corp.	1,695,104
26,500	IHS, Inc. Class A *	1,982,465
19,400	II-VI, Inc. *	339,500
34,000	J.B. Hunt Transport Services, Inc.	1,228,080
71,000	Kansas City Southern *	3,547,160
16,400	Kirby Corp. *	863,296

Shares		Value
101,600	Lennox International, Inc.	$2,619,248
88,800	Lincoln Electric Holdings, Inc.	2,576,088
3,000	Macquarie Infrastructure Co. LLC	67,320
44,000	Middleby Corp. (The) *	3,100,240
59,200	Nordson Corp.	2,352,608
25,000	Polypore International, Inc. *	1,413,000
24,000	Regal-Beloit Corp.	1,089,120
37,200	Roper Industries, Inc.	2,563,452
6,000	Rush Enterprises, Inc. Class A *	84,960
30,400	Stericycle, Inc. *	2,453,888
21,000	Teledyne Technologies, Inc. *	1,026,060
7,000	Tennant Co.	247,590
13,200	Textainer Group Holdings Ltd.	267,696
7,700	Toro Co. (The)	379,379
5,300	Towers Watson & Co. Class A	316,834
16,000	TransDigm Group, Inc. *	1,306,720
13,600	United Stationers, Inc.	370,600
9,600	Valmont Industries, Inc.	748,224
29,000	Wabtec Corp.	1,533,230
154,500	Waste Connections, Inc.	5,225,190
49,600	Woodward Inc.	1,359,040
		76,885,013

	INFORMATION TECHNOLOGY (14.4%)
70,800	Advent Software, Inc. *	1,476,180
20,000	Amphenol Corp. Class A	815,400
7,000	Anixter International, Inc.	332,080
95,726	ANSYS, Inc. *	4,694,403
15,000	Ariba, Inc. *	415,650
12,000	Aruba Networks, Inc. *	250,920
23,200	Blackbaud, Inc.	516,664
28,900	Blackboard, Inc. *	1,290,674
21,000	Cardtronics, Inc. *	481,320
4,000	Coherent, Inc. *	171,840
27,400	CommVault Systems, Inc. *	1,015,444
57,100	Concur Technologies, Inc. *	2,125,262
15,700	Equinix, Inc. *	1,394,631
22,050	FactSet Research Systems, Inc.	1,961,789
16,000	Fortinet, Inc. *	268,800
30,000	Heartland Payment Systems, Inc.	591,600

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
68,800	Informatica Corp. *	$2,817,360
22,800	j2 Global Communications, Inc.	613,320
3,400	Liquidity Services, Inc. *	109,038
38,200	MICROS Systems, Inc. *	1,677,362
42,000	Netgear, Inc. *	1,087,380
10,600	NetSuite, Inc. *	286,306
26,000	Rackspace Hosting, Inc. *	887,640
1,800	Rofin-Sinar Technologies, Inc. *	34,560
21,000	Salesforce.com, Inc. *	2,399,880
23,000	Solera Holdings, Inc.	1,161,500
14,000	SuccessFactors, Inc. *	321,860
17,000	Synchronoss Technologies, Inc. *	423,470
19,000	SYNNEX Corp. *	497,800
36,600	Taleo Corp. Class A *	941,352
16,000	TIBCO Software, Inc. *	358,240
35,600	Trimble Navigation Ltd. *	1,194,380
28,400	Ultimate Software Group, Inc. (The) *	1,326,848
6,000	VeriFone Systems, Inc. *	210,120
56,000	Wright Express Corp. *	2,130,240
		36,281,313

	MATERIALS (8.0%)
7,000	Albemarle Corp.	282,800
95,200	AptarGroup, Inc.	4,252,584
10,400	Balchem Corp.	388,024
17,000	Cytec Industries, Inc.	597,380
18,000	FMC Corp.	1,244,880
57,600	Greif, Inc. Class A	2,470,464
14,000	Koppers Holdings, Inc.	358,540
39,600	LSB Industries, Inc. *	1,135,332
17,000	NewMarket Corp.	2,581,790
6,000	Packaging Corp. of America	139,800
22,000	Rockwood Holdings, Inc. *	741,180
6,000	Scotts Miracle-Gro Co. (The) Class A	267,600
36,800	Sigma-Aldrich Corp.	2,273,872
88,400	Silgan Holdings, Inc.	3,247,816
16,200	TPC Group, Inc. *	325,296
		20,307,358

	TELECOMMUNICATION SERVICES (1.4%)
102,000	SBA Communications Corp. Class A *	3,516,960

Shares		Value
	UTILITIES (4.8%)
25,200	AGL Resources, Inc.	$1,026,648
12,200	Cia de Saneamento Basico do Estado de Sao Paulo ADR	565,470
51,000	ITC Holdings Corp.	3,948,930
22,800	Northwest Natural Gas Co.	1,005,480
20,000	Questar Corp.	354,200
91,400	South Jersey Industries, Inc.	4,547,150
17,000	Southwest Gas Corp.	614,890
		12,062,768

	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (98.4%) (Cost $189,098,711)	248,317,826

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.6%)		4,061,156

NET ASSETS (100%)		$252,378,982

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($252,378,982 ÷ 8,555,885 shares outstanding)		$29.50

*	Non-income producing.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

Statement of Assets and Liabilities at September 30, 2011 (unaudited)

Assets:
Investment securities, at value (Cost - $189,098,711)	$248,317,826
Cash	7,114,814
Dividends receivable	216,344
Receivable for capital shares sold	151,355
Prepaid expenses	27,356
Other	232
Total Assets	255,827,927
Liabilities:
Payable for securities purchased	2,928,189
Payable for capital shares redeemed	207,341
Accrued expenses:
Advisory fee	163,071
Service and distribution plan fees	54,357
Other	95,987
Total Liabilities	3,448,945
Net Assets	$252,378,982
Net assets consist of:
Capital stock, at $0.001 par value (authorized 300,000,000, outstanding 8,555,885 shares)	$8,556
Additional paid-in capital	224,444,361
Accumulated net investment loss	(830,639)
Accumulated net realized loss on investments	(30,462,411)
Net unrealized appreciation of investments	59,219,115
Net Assets	$252,378,982

Net Asset Value, Offering and Redemption Price per Outstanding Share ($252,378,982 ÷ 8,555,885 shares outstanding)	$29.50

Statement of Operations for the Six Months Ended September 30, 2011 (unaudited)

Investment Income:
Dividends (net of foreign withholding tax of $17,633)	$996,207
Interest	575
996,782

Expenses:
Advisory fee	1,114,319
Service and distribution plan fees	371,440
Transfer agent fees	89,352
Auditing and legal fees	79,757
Printing and postage	45,943
Custodian fees	38,404
Director’s fees and expenses	28,637
Insurance	24,536
Registration and filing fees	13,405
Other	21,786
Total Expenses Before Custody Credits	1,827,579
Less: Custody Credits	(158)
Net Expenses	1,827,421
Net Investment Loss	(830,639)
Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain	38,099,685
Change in Net Unrealized Appreciation/(Depreciation)	(78,748,863)
Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation) on Investments	(40,649,178)
Net Decrease in Net Assets from Operations	$(41,479,817)

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

Statement of Changes in Net Assets for the Six Months Ended September 30, 2011 (unaudited) and for the Year Ended March 31, 2011

	Six Months Ended
	September 30, 2011	Year Ended
	(unaudited)	March 31, 2011
Operations:
Net investment loss	$(830,639)	$(1,295,844)
Net realized gain on investments	38,099,685	33,878,169
Change in net unrealized appreciation/(depreciation)	(78,748,863)	36,284,485
Net increase/(decrease) in net assets from operations	(41,479,817)	68,866,810

Capital Share Transactions:
Proceeds from sale of shares	9,245,710	17,598,230
Cost of shares redeemed	(37,198,606)	(202,799,915)
Net decrease in net assets from capital share transactions	(27,952,896)	(185,201,685)
Total Decrease in Net Assets	(69,432,713)	(116,334,875)

Net Assets:
Beginning of period	321,811,695	438,146,570
End of period	$252,378,982	$321,811,695

Accumulated net investment loss, at end of period	$(830,639)	—

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies
Value Line Emerging Opportunities Fund, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B) Fair Value Measurements: The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s net assets as of September 30, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$248,317,826	$0	$0	$248,317,826
Total Investments in Securities	$248,317,826	$0	$0	$248,317,826

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

Value Line Emerging Opportunities Fund, Inc.

September 30, 2011

For the six months ended September 30, 2011, there was no significant transfer activity between Level 1 and Level 2.

For the six months ended September 30, 2011, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

(C) Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. There were no open repurchase agreements at September 30, 2011.

(D) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

(E) Security Transactions and Distributions: Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

(F) Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates.

The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/ depreciation on investments.

(G) Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Value Line Emerging Opportunities Fund, Inc.

Notes to Financial Statements (unaudited)

(H) Accounting for Real Estate Investment Trusts: The Fund owns shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

(I) Foreign Taxes: The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

(J) Subsequent Events: Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued, and except as already included in the notes to these financial statements, has determined that no additional items require disclosure.

2. Capital Share Transactions

Transactions in capital stock were as follows:

	Six Months Ended
	September 30,	Year Ended
	2011 (unaudited)	March 31, 2011
Shares sold	281,759	614,269
Shares redeemed	(1,112,032)	(7,237,401)
Net decrease	(830,273)	(6,623,132)

3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

Six Months Ended
September 30, 2011
(unaudited)
Purchases:
Investment Securities	$47,812,958
Sales:
Investment Securities	$68,114,109

4. Income Taxes

At September 30, 2011, information on the tax components of capital is as follows:

Cost of investments for taxes purposes	$189,098,711
Gross tax unrealized appreciation	70,688,384
Gross tax unrealized depreciation	(11,469,269)
Net tax unrealized appreciation on investments	$59,219,115

5. Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $1,114,319 was paid or payable to EULAV Asset Management (the “Adviser”) for the six months ended September 30, 2011. The fee was computed at an annual rate of 0.75% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers of the Fund and pays their salaries.

Value Line Emerging Opportunities Fund, Inc.

September 30, 2011

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which compensates EULAV Securities LLC (the “Distributor”) for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended September 30, 2011, fees amounting to $371,440 were paid or payable to the Distributor under this plan.

For the six months ended September 30, 2011, the Fund’s expenses were reduced by $158 under a custody credit arrangement with the custodian.

Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Fund bears all other costs and expenses.

Certain officers and a Trustee of the Adviser are also officers and a director of the Fund. At September 30, 2011, the officers and director of the Fund as a group owned 809 shares, representing less than 1% of the outstanding shares.

Value Line Emerging Opportunities Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months Ended
	September 30, 2011		Years Ended March 31,
	(unaudited)		2011	2010		2009	2008	2007
Net asset value, beginning of period	$34.29		$27.37	$18.66		$30.47	$32.32	$31.70

Income from investment operations:
Net investment loss	(0.10)		(0.14)	(0.13)		(0.13)	(0.06)	(0.05)
Net gains or (losses) on securities (both realized and unrealized)	(4.69)		7.06	8.84		(11.47)	(1.08)	1.15
Total from investment operations	(4.79)		6.92	8.71		(11.60)	(1.14)	1.10

Less distributions:
Distributions from net realized gains	—		—	—		(0.21)	(0.71)	(0.48)
Net asset value, end of period	$29.50		$34.29	$27.37		$18.66	$30.47	$32.32

Total return	(13.97	)%(3)	25.28%	46.68%		(38.11)%	(3.71)%	3.55%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$252,379		$321,812	$438,147		$469,544	$910,714	$808,825
Ratio of expenses to average net assets(1)	1.23	%(4)	1.21%	1.20	%(5)	1.18%	1.12%	1.16%
Ratio of expenses to average net assets(2)	1.23	%(4)	1.21%	1.15	%(6)	1.18%	1.12%	1.15%
Ratio of net investment loss to average net assets	(0.56	)%(4)	(0.38)%	(0.40)%		(0.41)%	(0.18)%	(0.16)%
Portfolio turnover rate	16	%(3)	4%	2%		17%	26%	24%

(1)
Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been 1.15% for the year ended March 31, 2007 and would have been unchanged for the other periods shown.

(2)	Ratio reflects expenses net of the custody credit arrangement.
(3)	Not annualized.
(4)	Annualized.
(5)	Ratio reflects expenses grossed up for the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.
(6)	Ratio reflects expenses net of the reimbursement of by Value Line, Inc. of certain expenses incurred by the Fund.

See Notes to Financial Statements.

Value Line Emerging Opportunities Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line Emerging Opportunities Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and YOB	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Interested Director*
Mitchell E. Appel YOB: 1970	Director	Since 2010
President of each of the Value Line Funds since June 2008; Chief Financial Officer of Value Line, Inc. (“Value Line”) from April 2008 to December 2010 and from September 2005 to November 2007; Director from February 2010 to December 2010; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of the Distributor since April 2008 and President since February 2009; President of the Advisor since February 2009, Trustee since December 2010 and Treasurer since January 2011.
None
Non-Interested Directors
Joyce E. Heinzerling 500 East 77th Street New York, NY 10162 YOB: 1956	Director	Since 2008	President, Meridian Fund Advisers LLC. (consultants) since April 2009; General Counsel, Archery Capital LLC (private investment fund) until April 2009.	Burnham Investors Trust, since 2004 (4 funds).
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 YOB: 1931	Director	Since 1993
Professor of History, Williams College, (1961-2002). Professor Emeritus since 2002; President Emeritus since 1994 and President, (1985-1994); Chairman (1993-1997) and Interim President (2002-2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 YOB: 1935	Director	Since 2000	Professor, Skidmore College since 2008; Visiting Professor of Classics, Williams College, (1999-2008); President Emeritus, Skidmore College since 1999 and President, (1987-1998).	None

Value Line Emerging Opportunities Fund, Inc.

Management of the Fund

Name, Address, and YOB	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 YOB: 1939	Director	Since 2000	Chairman, Institute for Political Economy.	None
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 YOB: 1949	Director	Since 2000	Senior Financial Advisor, Veritable L.P. (Investment Adviser).	None
Daniel S. Vandivort 59 Indian Head Road Riverside, CT 06878 YOB: 1954	Director (Chairman of Board since 2010)	Since 2008	President, Chief Investment Officer, Weiss, Peck and Greer/Robeco Investment Management (2005-2007); Managing Director, Weiss, Peck and Greer, (1995-2005).	None
Officers
Mitchell E. Appel YOB: 1970	President	Since 2008
President of each of the Value Line Funds since June 2008; Chief Financial Officer of Value Line from April 2008 to December 2010 and from September 2005 to November 2007; Director from February 2010 to December 2010; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of the Distributor since April 2008 and President since February 2009; President of the Adviser since February 2009, Trustee since December 2010 and Treasurer since January 2011.

Michael J. Wagner YOB: 1950	Chief Compliance Officer	Since 2009
Chief Compliance Officer of Value Line Funds since June 2009; President of Northern Lights Compliance Services, LLC (formerly Fund Compliance Services, LLC (2006 – present)) and Senior Vice President (2004- 2006) and President and Chief Operations Officer (2003-2006) of Gemini Fund Services, LLC; Director of Constellation Trust Company until 2008.

Emily D. Washington YOB: 1979	Treasurer and Secretary	Since 2008
Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of each of the Value Line Funds since August 2008 and Secretary since 2010; Associate Director of Mutual Fund Accounting at Value Line until August 2008.

*	Mr. Appel is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Adviser and Distributor.

Unless otherwise indicated, the address for each of the above officers is c/o Value Line Funds, 7 Times Square 21st Floor, New York, NY 10036.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s Directors and is available, without charge, upon request by calling 1-800-243-2729 or on the Fund’s website, www.vlfunds.com.

Value Line Emerging Opportunities Fund, Inc.

[This Page Intentionally Left Blank.]

Value Line Emerging Opportunities Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — Value Line U.S. Government Money Market Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1, 2 or 3 for the year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests in US common stocks of small capitalization companies, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from EULAV Securities LLC, 7 Times Square 21st Floor, New York, New York 10036-6524 or call 1-800-243-2729, 9am–5pm CST, Monday–Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 2. Code of Ethics.
 Not Applicable

Item 3. Audit Committee Financial Expert.
 Not Applicable

Item 9.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits.
(a)	Not Applicable

(b)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(b)	(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	December 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	December 6, 2011